UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10597
Tax-Managed Mid-Cap Core Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State StreetBoston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip Code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End	October 31
Date of Reporting Period	July 31, 2005

Item 1. Schedule of Investments

Tax-Managed Mid-Cap Core Portfolio                                                                                                as of July 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 98.2%

Security	Shares	Value
Aerospace / Defense — 1.3%
Engineered Support Systems, Inc.	27,200	$1,005,856
		$1,005,856
Applications Software — 3.6%
ANSYS, Inc. (1)	18,100	658,116
Jack Henry & Associates, Inc. Class A	62,500	1,203,750
Kronos, Inc. (1)	19,700	925,900
		$2,787,766
Automobiles — 1.1%
Winnebago Industries	22,100	852,839
		$852,839
Banks - Regional — 3.9%
City National Corp.	18,000	1,315,260
Cullen/Frost Bankers, Inc.	15,900	796,590
Synovus Financial Corp.	32,900	972,853
		$3,084,703
Broadcasting and Radio — 0.7%
Cox Radio, Inc. Class A (1)	34,420	542,115
		$542,115
Building and Development — 1.9%
Hovnanian Enterprises, Inc. (1)	20,600	1,456,008
		$1,456,008
Building Products — 3.2%
Florida Rock Industries, Inc.	32,250	1,770,202
Valspar Corp.	15,500	760,430
		$2,530,632
Business Services - Miscellaneous — 3.3%
Fiserv, Inc. (1)	31,200	1,384,344
SEI Investments Co.	31,500	1,217,790
		$2,602,134
Chemicals — 1.1%
Air Products and Chemicals, Inc.	13,800	824,688
		$824,688
Cosmetics & Toiletries — 1.2%
Alberto-Culver Co.	20,750	936,240
		$936,240

Distribution/Wholesale — 3.3%
CDW Corp.	29,200	$1,810,400
Hughes Supply, Inc.	26,700	758,814
		$2,569,214
Electric - Integrated — 2.7%
DPL, Inc.	41,600	1,148,160
OGE Energy Corp.	32,000	972,160
		$2,120,320
Electrical Equipment — 1.7%
Cooper Industries Ltd. Class A	21,100	1,362,638
		$1,362,638
Electronics - Equipment / Instruments — 2.1%
Amphenol Corp. Class A	36,200	1,612,348
		$1,612,348
Entertainment — 1.8%
International Speedway Corp. Class A	24,400	1,418,616
		$1,418,616
Finance - Investment Management — 6.3%
Affiliated Managers Group, Inc. (1)	29,800	2,124,740
Ambac Financial Group, Inc.	15,100	1,084,784
Legg Mason, Inc.	17,200	1,756,980
		$4,966,504
Food - Wholesale / Distribution — 2.3%
Dean Foods Co. (1)	31,500	1,124,550
McCormick & Co., Inc.	19,400	674,732
		$1,799,282
Gas Distribution — 3.2%
AGL Resources, Inc.	36,100	1,388,045
Piedmont Natural Gas Co., Inc.	46,800	1,156,896
		$2,544,941
Healthcare Services — 2.0%
Express Scripts, Inc. (1)	19,500	1,019,850
Omnicare, Inc.	12,700	585,470
		$1,605,320
Household Products — 1.9%
Mohawk Industries, Inc. (1)	17,000	1,492,940
		$1,492,940
Insurance — 1.5%
Markel Corp. (1)	3,400	1,142,400
		$1,142,400

Investment Services — 1.5%
A.G. Edwards, Inc.	25,800	$1,142,940
		$1,142,940
Machinery - Industrial — 1.7%
Graco, Inc.	34,200	1,307,466
		$1,307,466
Manufacturing — 4.3%
Dover Corp.	25,300	1,043,878
Jacobs Engineering Group, Inc. (1)	19,200	1,130,496
Pentair, Inc.	30,800	1,237,236
		$3,411,610
Medical Devices — 2.1%
Varian Medical Systems, Inc. (1)	42,500	1,668,550
		$1,668,550
Medical Products — 7.4%
Beckman Coulter, Inc.	16,300	885,742
Biomet, Inc.	37,240	1,419,961
C.R. Bard, Inc.	15,800	1,055,282
Patterson Companies, Inc. (1)	22,400	999,040
Respironics, Inc. (1)	38,500	1,459,150
		$5,819,175
Medical Services/Supplies — 1.2%
DENTSPLY International, Inc.	17,300	964,475
		$964,475
Multi-Utilities — 1.8%
Questar Corp.	19,800	1,389,564
		$1,389,564
Office Electronics/Technology — 1.1%
Zebra Technologies Corp. Class A (1)	22,675	884,325
		$884,325
Oil and Gas - Equipment and Services — 2.5%
National Oilwell Varco, Inc. (1)	37,200	1,947,420
		$1,947,420
Oil and Gas - Exploration and Production — 4.0%
EOG Resources, Inc.	21,600	1,319,760
Newfield Exploration Co. (1)	43,600	1,852,564
		$3,172,324
Personal Products — 1.7%
Estee Lauder Cos., Inc. (The), Class A	34,000	1,330,760
		$1,330,760

Printing and Business Products — 1.8%
Lexmark International, Inc. Class A (1)	22,200	$1,391,940
		$1,391,940
Publishing — 2.0%
E.W. Scripps Co.	31,400	1,586,642
		$1,586,642
REITS — 1.3%
Developers Diversified Realty Corp.	21,300	1,036,671
		$1,036,671
Retail - Discount — 1.4%
Dollar General Corp.	54,300	1,103,376
		$1,103,376
Retail - Restaurants — 1.4%
Sonic Corp. (1)	35,900	1,088,129
		$1,088,129
Retail - Specialty and Apparel — 3.2%
Bed Bath and Beyond, Inc. (1)	38,900	1,785,510
Ross Stores, Inc.	26,000	689,000
		$2,474,510
Semiconductors & Semiconductor Equipment — 1.7%
Microchip Technology, Inc.	42,050	1,306,494
		$1,306,494
Specialty Chemicals and Materials — 1.8%
Ecolab, Inc.	43,100	1,447,298
		$1,447,298
Transportation — 4.2%
C.H. Robinson Worldwide, Inc.	25,000	1,564,250
Expeditors International of Washington, Inc.	32,200	1,772,610
		$3,336,860
Total Common Stocks (identified cost $61,747,440)		$77,068,033
Total Investments — 98.2% (identified cost $61,747,440)		$77,068,033
Other Assets, Less Liabilities — 1.8%		$1,448,052
Net Assets — 100.0%		$78,516,085

(1)	Non-income producing security.

The Portfolio did not have any open financial instruments at July 31, 2005.

The cost and unrealized appreciation (depreciation) in value of the investments owned at July 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$61,747,440
Gross unrealized appreciation	$16,057,280
Gross unrealized depreciation	(736,687)
Net unrealized appreciation	$15,320,593

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Mid-Cap Core Portfolio

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	September 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James B. Hawkes
James B. Hawkes
President and Principal Executive Officer
Date:	September 22, 2005
By:	/s/ Michelle A. Green
Michelle A. Green
Treasurer and Principal Financial Officer
Date:	September 22, 2005